Aquila Investment Management LLC
120 West 45th Street, Suite 3600
New York, NY  10036






March 7, 2014




VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549


RE:	Aquila Funds Trust
	(formerly, Aquila Three Peaks High Income Fund)
	Annual Report on Form N-CSRS
	(33 Act No. 2-79722; 40 Act No. 811-3578)



Ladies and Gentlemen:

       On behalf of Aquila Funds Trust, (formerly, Aquila Three Peaks High Income Fund), a Massachusetts business trust (the 'Trust'), we are hereby filing on behalf of the Trust's series, Aquila Three Peaks High Income Fund and Aquila Three Peaks Opportunity Growth Fund, the December 31, 2013 Annual Report on Form N-CSR under the Investment Company Act of 1940 and Sections 13 and 15(d) of the Securities Exchange Act of 1934.

	Please call the undersigned at (917) 209-5080 with any comments or questions relating to the filing.



Sincerely,

/s/ Randall S. Fillmore
-----------------------

Randall S. Fillmore
Chief Compliance Officer